NET OPERATING REVENUES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net Operating Revenues	$ 47,061	$ 45,754	$ 43,004
Concentrate operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	27,725	26,539	24,071
Finished product operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	19,336	19,215	18,933
United States
Disaggregation of Revenue [Line Items]
Net Operating Revenues	18,362	16,550	15,413
United States | Concentrate operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	8,813	8,780	7,702
United States | Finished product operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	9,549	7,770	7,711
International
Disaggregation of Revenue [Line Items]
Net Operating Revenues	28,699	29,204	27,591
International | Concentrate operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	18,912	17,759	16,369
International | Finished product operations
Disaggregation of Revenue [Line Items]
Net Operating Revenues	$ 9,787	$ 11,445	$ 11,222